Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail)
€ in Thousands, $ in Thousands, $ in Thousands, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 5,287,548	$ 269,000					$ 8,037,384
Fair value, Liabilities	(17,107,579)						(14,359,460)
Non-current liability	(3,567,863)	(181,000)					(3,756,921)
Total current liability	(13,539,716)	(688,000)					(10,602,539)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		3,490,000						$ 2,800,000
Fair value, Asset	2,058,831						4,766,102
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥						¥ 13,000							¥ 13,000
Fair value, Asset	581,948						521,270
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset								1,744,000
Fair value, Asset							1,600,666
Notional amount, Liabilities		977,000
Fair value, Liabilities		(772,704)
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		150,000						100,000
Fair value, Asset	126,287						44,280
Swaps Swiss Franc-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr											SFr 475
Fair value, Asset							178,710
Swaps Euro-Brazilianreal [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			R$ 300						R$ 450
Fair value, Asset	1,080,552						359,671
Interest rate swaps in Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset							200,000
Fair value, Asset							916
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$			R$ 2,823
Fair value, Asset	1,107,630
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				€ 150,000						€ 400,000
Fair value, Asset	123,005									330,427
Forwards US Dollar - Swiss franc [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr											SFr 75
Fair value, Asset							121,981
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				710,000						204,000
Fair value, Asset	209,295									113,361
Notional amount, Liabilities | €				950,000
Fair value, Liabilities	(333,586)
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		$ 2,025,000						$ 2,092,000
Fair value, Liabilities	(5,114,863)						(8,340,970)
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 740							£ 740
Fair value, Liabilities	(4,027,312)						(3,376,091)
Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 2,010							£ 2,010
Fair value, Liabilities	(5,836,607)						(1,676,636)
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €										750,000
Fair value, Liabilities							(48,422)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				374,000						374,000
Fair value, Liabilities	(988,669)						(482,645)
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				€ 3,000,000						€ 3,000,000
Fair value, Liabilities	$ (33,838)						$ (434,696)